PROFIT FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit from associates [Abstract]
Profit from associates	$ 190	$ 1,522	$ 254
EGS [Member]
Profit from associates [Abstract]
Profit from associates	11	780	177
TGU [Member]
Profit from associates [Abstract]
Profit from associates	$ 179	$ 742	$ 77